Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Lease liabilities	$ 1,533
ASU 2016-02 [Member]
Recorded ROU assets		$ 1,573
Lease liabilities		$ 1,619